Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - shares	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Class A Shares
Common stock, unlimited shares authorized	Unlimited
Common stock, shares authorized		0
Common stock, shares issued	17,425,000	0
Common stock, shares outstanding	17,425,000	0
Class B Shares
Common stock, unlimited shares authorized	Unlimited
Common stock, shares authorized		0
Common stock, shares issued	55,726,603	0
Common stock, shares outstanding	55,726,603	0